Commitments and Contingencies - Additional Information (Detail) $ in Millions			1 Months Ended			12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020	Jan. 31, 2022 USD ($)	Oct. 31, 2020	Sep. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2020	Dec. 31, 2019 USD ($)	Apr. 30, 2013 USD ($)
Other Assets | RBI2 Agreement | Joint Venture [Member]
Commitments and Contingencies [Line Items]
Other Long-term Investments						$ 13.2	$ 9.9
ATT
Commitments and Contingencies [Line Items]
Percentage of annual spectrum fee interest rate						6.00%
Percentage of penalty for late payment of annual spectrum fee						10.00%
ATT | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Annual spectrum fee			$ 9.5
2degrees | RBI2 Agreement | Joint Venture [Member]
Commitments and Contingencies [Line Items]
Investments in a joint venture during the period						$ 4.3	5.4
2degrees | New Zealand | Handset Purchase Commitment
Commitments and Contingencies [Line Items]
Long term Commitment,Period					3 years
2degrees | New Zealand | 1800 MHz and 2100 MHz Spectrum
Commitments and Contingencies [Line Items]
Date by which the commitment must be met				2022-11
Lease contracts, additional renewal, term									18 years
Renewable license contract - renewal term		18 years
Spectrum licenses, commencing year					2021
Renewable license contract - full term		20 years
The initial date that installment payments begin					2023-01
Nueva Tel | ATT
Commitments and Contingencies [Line Items]
Estimated loss contingency						$ 0.2
Nueva Tel | Bolivia | Accrued Liabilities | Delays in Making Repairs to Public Telephone Equipment
Commitments and Contingencies [Line Items]
Estimated loss contingency											$ 2.2
Interest on the fine imposed											$ 0.1
Nueva Tel | Bolivia | ATT | 4GLicense
Commitments and Contingencies [Line Items]
Number of location committed						339
Nueva Tel | Bolivia | ATT | Accrued Liabilities | Outages [Member]
Commitments and Contingencies [Line Items]
Estimated loss contingency						$ 4.5	$ 4.5			$ 4.5
Fine imposed								$ 4.5
Reinstated fine amount	$ 4.5